9. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes
9. Stockholders' Equity

8.  Stockholders’ Equity

Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock.  The Company designated and determined the rights of Series A preferred stock (“Series A”) with a par value of $0.001.  The Company is authorized to issue 5,000,000 shares of Series A.  The holders of Series A are entitled to dividends if the Company declares a dividend on common shares, have no liquidation preference, have voting rights equal to 1 vote per share, and can be converted into one share of common.

Common Stock

During the year ended December 31, 2016, the board of directors approved the issuance of 1,077,433 shares of common stock for services in the amount of $2,721,150.  Approximately $158,000 was recorded as prepaid consulting due to the non-forfeitable nature of the shares issued.  During the nine months ended September 30, 2017, the Company amortized approximately $111,000 to professional fees in the accompanying consolidated statement of operations.

During the year ended December 31, 2016 the board of directors approved the issuance of 150,000 shares of common stock to purchase iBudtender Inc., with a fair value of $300,000 (see Note 10).  At September 30, 2017 and December 31, 2016, 50,000 shares have yet to be issued.

The Company approved a Private Placement Memorandum on October 14, 2016.  The total offering proceeds can be up to $1,500,000 by offering 625,000 of the Company’s stock at $2.40 per share. Each unit will consist of 1 (one) share of common stock and 1 (one) warrant.  Each warrant entitles the holder to purchase 1 (one) common share at the exercise price of $4.00 which expire in January 2020.  The offering terminated on December 14, 2016 but can be extended for up to 60 additional days.  At March 31, 2017 and December 31, 2016, the Company had received $356,100 and $197,730, respectively, for a total of $553,830.  At March 31, 2017, all the stock had been issued to investors, totaling 230,775 shares common stock including the $197,730 included in stock payable at December 31, 2016.  At December 31, 2016 no stock had yet been issued. Such amount was included in stock subscriptions payable in the accompanying balance sheet at December 31, 2016.

During the nine months ended September 30, 2017, the board of directors approved the issuance of 914,008 shares of common stock for services rendered from January 2017 to October 2019 in the amount of $4,069,484, including a loss on settlement of approximately $37,000.  Of the above stock issuances, approximately $1,000,000 was recorded as prepaids in the accompanying balance sheet and is being amortized over the related service period.  Approximately $-0- was amortized during the nine months ended September 30, 2017.  The fair value of the shares issued was based on the market price of the Company’s common stock on the measurement date.

During the nine months ended September 30, 2017, a related party purchased 80,000 shares common stock for $415,136 in cash.

During the nine months ended September 30, 2017, a related party note payable was repaid in the amount of $100,000 plus $4,469, in interest with the issuance of 43,169 shares of common stock, per the terms of the note agreement.

During the nine months ended September 30, 2017, the Company paid $150,000 and issued 10,000 shares of common stock to purchase intellectual property.  The total investment was valued at $210,100 of which the 10,000 shares of common stock issued was valued at $60,100.  The Company has recorded the intellectual property rights in intangible assets in the accompanying condensed consolidated balance sheet.

During the nine months ended September 30, 2017, the Company issued 1,027,169 shares of common stock to purchase intellectual property.  The total investment was valued at $5,463,202 The Company has recorded the intellectual property rights in intangible assets in the accompanying condensed consolidated balance sheet.  See Note 11.

9.  Stockholders’ Equity

Preferred Stock

The Company authorized 5,000,000 shares of preferred stock.  The Company designated and determined the rights of Series A preferred stock (“Series A”) with a par value of $0.001.  The Company is authorized to issue 5,000,000 shares of Series A.  The holders of Series A are entitled to dividends if the Company declares a dividend on common shares, have no liquidation preference, have voting rights equal to 1 vote per share, and can be converted into one share of common.

During the year ended December 31, 2015, the Company issued 732,018 shares of preferred stock in connection with the conversion of amounts due to related parties (see Note 8).

During the year ended December 31, 2015 the board of directors approved the issuance of 1,500,000 shares of preferred stock to relieve the related party debt in the amount of $2,890,499 that was acquired with the purchase of Kush Inc. (see Note 15.)

Common Stock

During the year ended December 31, 2015 the board of directors approved the issuance of 1,010,000 shares of restricted common stock for services in the amount of $8,167,250.

During the year ended December 31, 2016 the board of directors approved the issuance of 1,077,433 restricted shares of common stock for services in the amount of $2,721,150.  Approximately $417,000 was recorded as prepaid consulting due to the non-forfeitable nature of the shares issued.  During the year ended December 31, 2016, the Company amortized approximately $260,000 to professional fees in the accompanying consolidated statement of operations.

During the year ended December 31, 2016 the board of directors approved the issuance of 299,298 shares of common stock to relieve debt in the amount of $572,963.

During the year ended December 31, 2016, 256,488 shares of common stock previously issued for services were returned to the Company with a fair value of $479,558 at the time of the return.

During the year ended December 31, 2016 the board of directors approved the issuance of 150,000 shares of common stock to purchase iBudtender Inc., with a fair value of $300,000 (see Note 12).  At December 31, 2016, 50,000 shares have yet to be issued.

The Company approved a Private Placement Memorandum on October 14, 2016.  The total offering proceeds can be up to $1,500,000 by offering 625,000 of the Company’s stock at $2.40 per share. Each unit will consist of 1 (one) share of common stock and 1 (one) warrant.  Each warrant entitles the holder to purchase 1(one) common share at the exercise price of $4.00.  The offering was scheduled to terminate on December 14, 2016 but could be extended for up to 60 additional days. The offering did terminate on January 31, 2017.  At December 31, 2016, the Company had received $197,730 but at December 31, 2016 no stock had yet been issued. Such amount is included in stock subscriptions payable in the accompanying balance sheet at December 31, 2016.